Summary of Significant Accounting Policies - Vessels and equipment (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 01, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized		$ 300	$ 14,800	$ 36,300
Vessels and equipment
Depreciation, Depletion and Amortization		290,672	276,307	485,829
Asset retirement obligation
Asset retirement obligation		30,900	27,800
Goodwill, intangibles and other non-current assets (notes 6 and 16)		133,466	179,270
Asset retirement obligation
Asset retirement obligation
Goodwill, intangibles and other non-current assets (notes 6 and 16)		$ 8,400	7,500
Liquefied Natural Gas
Vessels and equipment
Property, plant and equipment, useful life		35 years
Oil Tanker
Vessels and equipment
Property, plant and equipment, useful life		25 years
Liquefied Petroleum Gas
Vessels and equipment
Property, plant and equipment, useful life		30 years
Excluding amortization of Drydocking expenditure
Vessels and equipment
Depreciation, Depletion and Amortization		$ 239,900	$ 244,000	$ 397,600
Dry-docking activity
Vessels and equipment
Property, Plant and Equipment, Estimated Useful Lives		two and a half to five years
Maximum | FPSO
Vessels and equipment
Property, plant and equipment, useful life		25 years
Petrojarl Banff [Member] | Service Life [Member]
Vessels and equipment
Property, plant and equipment, useful life	11 months
Depreciation		$ 1,700
Unusual or Infrequent Item, or Both, Earnings Per Share Impact, Net		$ 0.02